Condensed financial information of the Company (Details)	12 Months Ended		16 Months Ended	34 Months Ended		12 Months Ended
	Dec. 31, 2012 Yong Cui [Member] USD ($)	Dec. 31, 2011 Yong Cui [Member] USD ($)	Apr. 30, 2012 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] CNY	Dec. 31, 2012 Omer Ozden [Member] USD ($)	Dec. 31, 2011 Omer Ozden [Member] USD ($)	Dec. 31, 2012 Subsidiaries [Member] USD ($)	Dec. 31, 2011 Subsidiaries [Member] USD ($)
Related Party Transaction [Line Items]
Due from subsidiary								$ 295,060,868	$ 281,467,371
Related party transaction	1,050,000	150,000	600,000	30,735	240,000	88,874	0
Amounts restricted including paid-in capital and statutory reserves								$ 356,622,317	$ 340,579,209